Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Products and Services
Our segments are comprised of similar product categories. 10 categories (2019: 9; 2018: 9) individually accounted for 5% or more of our revenue in one or more of the last three years. The following table shows the relevant contribution of these categories to Group revenue for the periods shown:

Category	Segment	2020	2019	2018
Fabric	Home Care	14%	15%	15%
Ice cream	Foods & Refreshment	13%	13%	13%
Skin Cleansing	Beauty & Personal Care	12%	10%	10%
Hair care	Beauty & Personal Care	11%	12%	12%
Savoury	Foods & Refreshment	11%	11%	11%
Deodorants	Beauty & Personal Care	8%	8%	8%
Skin care	Beauty & Personal Care	7%	8%	7%
Dressings	Foods & Refreshment	6%	5%	5%
Tea	Foods & Refreshment	6%	6%	6%
Home & Hygiene	Home Care	5%	4%	4%
Other		8%	7%	9%

Summary of Operating Results of Reportable Segments
The Group operating segment information is provided based on three product areas: Beauty & Personal Care, Foods & Refreshment and Home Care.

	Notes	€ million Beauty & Personal Care	€ million Foods & Refreshment	€ million Home Care	€ million Total
2020
Turnover		21,124	19,140	10,460	50,724
Operating profit		4,311	2,749	1,243	8,303
Non-underlying items	3	280	508	276	1,064

Underlying operating profit		4,591	3,257	1,519	9,367
Share of net profit/(loss) of joint ventures and associates		7	163	5	175
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		710	946	362	2,018
Share-based compensation and other non-cash charges (a)		77	85	41	203
Within non-underlying items:
Impairment and other non-cash charges (b)		38	77	35	150

2019
Turnover		21,868	19,287	10,825	51,980
Operating profit		4,520	2,811	1,377	8,708
Non-underlying items	3	440	571	228	1,239

Underlying operating profit		4,960	3,382	1,605	9,947
Share of net profit/(loss) of joint ventures and associates		1	171	4	176
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		693	902	369	1,964
Share-based compensation and other non-cash charges (a)		62	56	50	168
Within non-underlying items:
Impairment and other non-cash charges (b)		105	159	46	310

2018
Turnover		20,624	20,227	10,131	50,982
Operating profit		4,165	7,287	1,187	12,639
Non-underlying items	3	378	(3,711)	157	(3,176)

Underlying operating profit		4,543	3,576	1,344	9,463
Share of net profit/(loss) of joint ventures and associates		(1)	183	3	185
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		686	949	373	2,008
Share-based compensation and other non-cash charges (a)		102	102	46	250
Within non-underlying items:
Impairment and other non-cash charges (b)		122	164	263	549

(a)	Other non-cash charges within underlying operating profit include movements in provisions from underlying activities, excluding movements arising from non- underlying activities.
(b)	Other non-cash charges within non-underlying items includes movements in restructuring provisions and movements in certain legal provisions.

Summary of Operating Results by Geographical Areas
As part of Unification, Unilever PLC became the single parent of the Group and the United Kingdom became the country of domicile. Before Unification, the countries of domicile were the United Kingdom and the Netherlands. Turnover and non-current
assets for the domicile country, the United States and India (being the two largest country outside the home countries) and for all other countries are:

	€ million	€ million	€ million	€ million	€ million
	United Kingdom	United States	India	Others (a)	Total
2020
Turnover	2,391	9,363	4,993	33,977	50,724
Non-current assets (b)	3,587	12,946	6,264	23,633	46,430

2019
Turnover	2,306	8,702	4,964	36,009	51,980
Non-current assets (b)	3,891	13,326	1,137	25,391	43,744

2018
Turnover	2,385	8,305	4,565	35,727	50,982
Non-current assets (b)	3,160	12,471	1,080	25,400	42,111

(a)	Includes the Netherlands that was presented as country of domicile in prior years.
(b)
For the purpose of this table, non-current assets include goodwill, intangible assets, property, plant and equipment and other non-current assets as shown on the consolidated balance sheet. Goodwill is attributed to countries where acquired business operated at the time of acquisition; all other assets are attributed to the countries where they were acquired.

Summary of Additional Information by Geographies	The analysis of turnover by geographical area is stated on the basis of origin.

	€ million Asia/ AMET/RUB (a)	€ million The Americas (b)	€ million Europe	€ million Total
2020
Turnover	23,440	16,080	11,204	50,724
Operating profit	4,137	2,723	1,443	8,303
Non-underlying items	409	249	406	1,064
Underlying operating profit	4,546	2,973	1,848	9,367
Share of net profit/(loss) of joint ventures and associates	8	122	45	175

2019
Turnover	24,129	16,482	11,369	51,980
Operating profit	4,418	2,683	1,607	8,708
Non-underlying items	439	395	405	1,239
Underlying operating profit	4,857	3,078	2,012	9,947
Share of net profit/(loss) of joint ventures and associates	(5)	126	55	176

2018
Turnover	22,868	16,020	12,094	50,982
Operating profit	4,824	3,621	4,194	12,639
Non-underlying items	(437)	(892)	(1,847)	(3,176)
Underlying operating profit	4,387	2,729	2,347	9,463
Share of net profit/(loss) of joint ventures and associates	—	114	71	185

(a)	Refers to Asia, Africa, Middle East, Turkey, Russia, Ukraine and Belarus.
(b)	Americas sales in North America were €10,117 million (2019: €9,411 million; 2018 €9,041 million) and in Latin America were €5,963 million (2019: €7,071 million; 2018: €6,979 million).

Summary of Disaggregation of sales by markets

	€ million 2020	€ million 2019	€ million 2018
Emerging markets	29,281	31,021	29,654
Developed markets	21,443	20,959	21,328